Changes in Accounting Policies, Estimates and Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Changes in Accounting Policies, Estimates [Abstract]
Schedule of balance sheet
	as of December 31, 2021
	Reported Balance	Reclassifications		New Balance
	MCh$	MCh$	Ref.	MCh$
ASSETS
Cash and due from banks	3,713,734	—		3,713,734
Transactions in the course of collection	326,446	—		326,446
Derivative instruments	2,983,298	(2,983,298)	a	—
Financial assets held-for-trading	3,876,695	(3,876,695)	b	—
Financial assets held-for-trading at fair value through profit and loss:
Derivative financial instruments	—	2,705,496	a	2,705,496
Debt financial instruments	—	3,737,942	b	3,737,942
Others	—	138,753	b	138,753
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—		—
Financial assets at fair value through profit or loss	—	—		—
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,054,809	—		3,054,809
Equity instruments	6,365	—		6,365
Derivative financial instruments for hedging purposes	—	277,802	a	277,802
Financial assets at amortized cost:
Rights by resale agreements and securities lending	64,365	—		64,365
Debt financial instruments	839,744	—		839,744
Loans and advances to Banks	1,529,751	—		1,529,751
Loans to customers - Commercial loans	19,353,491	—		19,353,491
Loans to customers - Residential mortgage loans	10,307,542	—		10,307,542
Loans to customers - Consumer loans	3,931,344	—		3,931,344
Investments in other companies	46,923	—		46,923
Intangible assets	105,942	—		105,942
Property and equipment	222,320	—		222,320
Right-of-use assets	100,188	—		100,188
Current tax assets	—	—		—
Deferred tax assets	276,400	—		276,400
Other assets	674,115	(7,004)	c;d	667,111
Non-current assets and disposal groups held for sale	—	19,480	c	19,480
Investments properties	12,476	(12,476)	d	—
TOTAL ASSETS	51,425,948	—		51,425,948

	as of December 31, 2021
	Reported Balance	Reclassifications		New Balance
	MCh$	MCh$	Ref.	MCh$
LIABILITIES
Transactions in the course of payments	210,479	—		210,479
Obligations under repurchase agreements	95,009	(95,009)	e	—
Derivative instruments	2,773,476	(2,773,476)	a	—
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments	—	2,772,780	a	2,772,780
Others	—	—		—
Financial liabilities designated as at fair value through profit or loss	—	—		—
Derivative Financial Instruments for hedging purposes	—	696	a	696
Financial liabilities at amortized cost:
Current accounts and other demand deposits	18,542,791	—		18,542,791
Saving accounts and time deposits	9,140,006	—		9,140,006
Obligations by repurchase agreements and securities lending	—	95,009	e	95,009
Borrowings from financial institutions	4,861,865	—		4,861,865
Debt financial instruments issued	9,478,905	(917,510)	f	8,561,395
Other financial obligations	274,618	(24,613)	g	250,005
Lease liabilities	95,670	—		95,670
Debt financial instruments issued for regulatory capital purposes	—	917,510	f	917,510
Provisions
Provision for dividends	237,877	—		237,877
Provisions for contingent loan credit risk	93,049	—		93,049
Other provisions	958	35,937	h	36,895
Currents tax liabilities	112,283	—		112,283
Deferred tax liabilities	—	—		—
Employee benefits	106,963	—		106,963
Other liabilities	583,027	(11,324)	g;h	571,703
Liabilities included in disposal groups held for sale	—	—		—
TOTAL LIABILITIES	46,606,976	—		46,606,976
EQUITY
Attributable to equity holders of the parent:
Capital	2,418,833	—		2,418,833
Reserves	904,059	—		904,059
Accumulated other comprehensive income	41,617	—		41,617
Retained earnings:
Retained earnings from previous periods	636,023	—		636,023
Income for the year	1,056,316	—		1,056,316
Less: Provision for dividends	(237,877)	—		(237,877)
Non-controlling interest	1	—		1
TOTAL EQUITY	4,818,972	—		4,818,972
TOTAL LIABILITIES AND EQUITY	51,425,948	—		51,425,948

a)	The assets and liabilities “Derivative instruments” are separated into “Derivative financial instruments held for trading at fair value through profit or loss” and “Derivative Financial Instruments for hedging purposes”.

b)	Debt financial instruments and mutual funds were reclassified from “Financial assets held-for-trading” to “Financial assets held-for-trading at fair value through profit or loss”.

c)	Investment in Nexus S.A and assets received in lieu of payment were reclassified from “Other assets” to “Non-current assets and disposal groups held for sale”.

d)	Investment properties were reclassified from “Investment properties” to “Other assets”.

e)	Short sales of shares were reclassified from “Obligations under repurchase agreements” to “Obligations by repurchase agreements and securities lending at amortized cost”.

f)	Subordinated bonds were reclassified from “Debt financial instruments issued” to “Debt financial instruments issued for regulatory capital purposes”.

g)	Suppliers of goods for leasing were reclassified from “Other financial obligations” to “Other liabilities”.

h)	Loyalty provision were reclassified from “Other Liabilities” to “Other provisions”.

Schedule of income statement
	as of December 31, 2021
	Reported Balance	Reclassifications		New Balance
	MCh$	MCh$	Ref.	MCh$
STATEMENT OF INCOME
Interest revenue	2,388,470	—		2,388,470
Interest expense	(814,448)	—		(814,448)
Net interest income	1,574,022	—		1,574,022

Income from commissions	584,321	—		584,321
Expense from commissions	(129,293)	—		(129,293)
Net income from commissions	455,028	—		455,028

Net Financial income (expense)	186,941	(15,962)	a	170,979
Foreign exchange transactions, net	(15,962)	15,962	a	—
Income attributable to investments in other companies	—	1,793	b	1,793
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations	—	1,986	c	1,986
Other operating income	34,056	(12,993)	c;d	21,063
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	2,234,085	(9,214)		2,224,871

Expected credit losses	(19,172)	—		(19,172)

TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	2,214,913	(9,214)		2,205,699

Expenses from salaries and employee benefits	(450,952)	—		(450,952)
Administrative expenses	(324,625)	—		(324,625)
Depreciation and amortization	(76,798)	—		(76,798)
Impairment of non-financial assets	(1,690)	—		(1,690)
Other operating expenses	(30,355)	11,007	c;d	(19,348)
TOTAL OPERATING EXPENSES	(884,420)	11,007		(873,413)

Income attributable to associates	1,793	(1,793)	b	—

NET OPERATING INCOME	1,332,286	—		1,332,286

Income taxes	(275,969)	—		(275,969)

NET INCOME FOR THE YEAR	1,056,317	—		1,056,317

a)	Income and expense from foreign exchange were included as part of “Net Financial income (expense)”.

b)	Income from investments in associates and other companies were reclassified from “Income attributable to associates” to “Other operating income”.

c)	Expenses for assets received in lieu of payment and income from sale of noncurrent assets were reclassified from “Other operating expenses” and “Other Operating income” to “Result from non-current assets and disposal groups held for sale not admissible as discontinued operations”.

d)	Income for recovery of expenses for credit operations of financial leasing and other operational risk events were reclassified from “Other operating income” to “Other Operating expenses”.